Supplement to the currently effective prospectus of each of the listed portfolios/funds:

==================================================================================================================

 Scudder Variable Series I

 o  21st Century Growth Portfolio                         o  Growth and Income Portfolio
 o  Balanced Portfolio                                    o  Health Sciences Portfolio
 o  Bond Portfolio                                        o  International Portfolio
 o  Capital Growth Portfolio                              o  Money Market Portfolio
 o  Global Discovery Portfolio

==================================================================================================================

 Scudder Variable Series II

 o  Scudder Aggressive Growth Portfolio                   o  SVS Davis Venture Value Portfolio
 o  Scudder Blue Chip Portfolio                           o  SVS Dreman Financial Services Portfolio
 o  Scudder Large Cap Value Portfolio                     o  SVS Dreman High Return Equity Portfolio
 o  Scudder Fixed Income Portfolio                        o  SVS Dreman Small Cap Value Portfolio
 o  Scudder Global Blue Chip Portfolio                    o  SVS Eagle Focused Large Cap Growth Portfolio
 o  Scudder Government & Agency Securities Portfolio      o  SVS Focus Value + Growth Portfolio
 o  Scudder Growth Portfolio                              o  SVS Index 500 Portfolio
 o  Scudder High Income Portfolio                         o  SVS INVESCO Dynamic Growth Portfolio
 o  Scudder International Select Equity Portfolio         o  SVS Janus Growth And Income Portfolio
 o  Scudder Money Market Portfolio                        o  SVS Janus Growth Opportunities Portfolio
 o  Scudder Small Cap Growth Portfolio                    o  SVS MFS Strategic Value Portfolio
 o  Scudder Strategic Income Portfolio                    o  SVS Oak Strategic Equity Portfolio
 o  Scudder Technology Growth Portfolio                   o  SVS Turner Mid Cap Growth Portfolio
 o  Scudder Total Return Portfolio

==================================================================================================================

 Scudder Investments VIT Funds

   Scudder VIT Equity 500 Index Fund
   Scudder VIT EAFE Equity Index Fund
   Scudder VIT Small Cap Index Fund

 Scudder VIT Real Estate Securities Portfolio



The following information is added to the prospectus of each portfolios/funds under the heading "Who Manages and Oversees the Portfolios/Funds":


Regulatory and Litigation Matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the portfolios/funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder portfolios/funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder portfolios/funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases portfolio/fund Trustees, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder portfolios/funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder portfolio/fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder portfolios/funds.


June 1, 2004